Derivative Instruments - Narrative (Details) MMBTU in Millions, $ in Millions	1 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($)	May 31, 2014 USD ($)	Sep. 30, 2016 MMBTU	Dec. 31, 2015 MMBTU
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Energy Units Secured Through Long-Term Purchase Agreements | MMBTU			1,982.0	2,154.2
Previous Credit Facilities [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Line of Credit Facility, Decrease | $	$ 1,800.0	$ 2,100.0
Interest Rate Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Loss, Net | $	$ 34.7	$ 9.3
Liquefaction Supply Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount | MMBTU			1,069.0	1,240.5
Liquefaction Supply Derivatives [Member] | Minimum [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Term of Contract			1 year	1 year
Liquefaction Supply Derivatives [Member] | Maximum [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Term of Contract			7 years	7 years